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                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                       SUPPLEMENT DATED APRIL 2, 2007 TO
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                            DATED FEBRUARY 28, 2007

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This information supplements the Stock Funds Prospectus of First American
Investment Funds, Inc. ("FAIF"), dated February 28, 2007 (the "Prospectus"), and the Statement of Additional Information of FAIF, dated February 28, 2007 (the "SAI"). This supplement, the Prospectus, and the SAI constitute a current Prospectus and SAI. To request a copy of the Prospectus and/or SAI, please call 800 677-FUND.

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THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS, ON PAGE 61, AND IN THE SAI, ON PAGE 36, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Hansberger Global Investors, Inc. ("HGI") serves as an investment sub-advisor to International Select Fund (the "fund"). HGI is a wholly owned subsidiary of Hansberger Group, Inc. ("Hansberger"), which is a subsidiary of IXIS Asset Management US Group, L.P. ("IXIS").

On March 9, 2007, IXIS acquired a controlling interest in Hansberger. This change in control transaction constituted an automatic "assignment" and, as a result, termination of the investment sub-advisory agreement between HGI and the fund's investment advisor. As a result, the fund's board of directors has approved an interim investment sub-advisory agreement (the "interim agreement"), under which HGI currently provides investment advisory services to the fund. Shareholders of record on April 4, 2007 will be asked to approve the interim agreement between HGI and the investment advisor at a special meeting of fund shareholders, to be held on or about May 17, 2007. Shareholders of record will be provided with proxy materials describing this and any other proposals in advance of the special meeting of shareholders.